STOCKHOLDERS DEFICIT (Tables)	12 Months Ended
Dec. 31, 2021
STOCKHOLDERS EQUITY (DEFICIT)
Schedule of warrant activity
	Warrants	Weighted Average Exercise Price	Weighted Average Life Remaining
Outstanding, December 31, 2019	10,081	$45.00	3.08
Issued	83,262
Exercises	-
Anti-Dilution Modifications	59,395
Forfeiture/Cancellations	-		-
Outstanding, December 31, 2020	152,738	$2.85	2.47
Issued	5,632,621
Exercises	(43,167)
Anti-Dilution Modifications	932,104		-
Forfeiture/Cancellations	(69,475)		-
Outstanding, December 31, 2021	6,604,820	$4.27	4.85

Schedule of Stockholders Deficit
Range of Inputs Used
Annual dividend yield	$-
Expected life (years)	2.7 to 10.0
Risk-free interest rate	0.23% to 1.26%
Expected volatility	92.93 to 98.81%
Common stock price	$1.68 to 17.00
Range of Inputs Used
Annual dividend yield	$-
Expected life (years)	3.0
Risk-free interest rate	0.11% to 0.29%
Expected volatility	99.24% to 106.51%
Common stock price	$1.45 to 2.50